PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 91.5%
Bank Loans 4.9%
Airlines 0.6%
American Airlines, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	70,451	$72,247,128
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	74,686	74,312,834
				146,559,962
Chemicals 0.1%
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.640(c)	07/01/26	9,497	9,488,795
LSF11 A5 HoldCo LLC, Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	9,765	9,702,227
				19,191,022
Commercial Services 0.1%
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.090(c)	08/27/25	24,127	24,081,530
Computers 0.6%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.842(c)	09/30/24	74,220	74,137,423
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	88,110	87,871,831
				162,009,254
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	36,598	31,474,420
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	3,323	3,282,771
				34,757,191
Engineering & Construction 0.1%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	21,265	22,859,940

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment 0.2%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750%(c)	10/21/24	10,653	$10,605,979
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.840(c)	08/14/24	30,499	30,266,192
				40,872,171
Housewares 0.0%
Sunset Debt Merger Sub, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	6,945	6,852,402
Insurance 0.3%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.340(c)	01/20/29	63,435	62,761,003
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	12/23/26	3,774	3,714,320
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	07/31/27	7,338	7,237,226
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.215(c)	11/03/23	3,926	3,909,013
				77,621,562
Media 0.1%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	08/24/26	7,243	3,047,250
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	05/01/26	15,555	15,346,182
				18,393,432
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	58,174	63,264,225
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	18,197	18,037,509
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	15,892	15,858,752
				97,160,486

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.1%
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750%(c)	10/01/27	25,265	$25,217,909
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26	14,213	14,141,741
Great Outdoors Group LLC, Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28	51,312	51,248,110
Serta Simmons Bedding LLC, New Money Facility 2016, 1 Month LIBOR + 7.500%	8.500(c)	08/10/23	5,113	5,133,741
				70,523,592
Software 1.2%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.882(c)	10/02/25	24,174	23,896,842
Term Loan	—(p)	02/27/26	11,900	12,004,125

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	21,339	21,301,407
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.342(c)	02/06/26	40,809	40,451,885
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 - 6 Month LIBOR + 7.250%	8.250(c)	06/13/25	30,459	30,351,146
First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	24,692	24,427,581

Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	18,937	18,917,963
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	21,691	21,362,251
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	42,091	42,143,495
TIBCO Software, Inc., Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	50,129	49,361,728
				284,218,423

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 0.7%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	5.750%(c)	04/27/27	8,335	$8,371,514
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.500(c)	05/27/24	7,393	7,196,837
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22	22,541	22,583,790
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	63,452	60,279,443
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/02/28	61,925	61,659,589
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%^	7.500(c)	10/01/29	11,290	11,261,775
				171,352,948

Total Bank Loans (cost $1,196,065,635)				1,201,671,824
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $3,273,606)(a)	7.000	12/16/21(oo)	14,074	12,279,229
Corporate Bonds 83.7%
Advertising 0.5%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26	20,190	15,789,413
Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875	12/15/27	95,300	100,963,939
				116,753,352
Aerospace & Defense 3.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	59,726	69,388,208
Sr. Unsec’d. Notes	5.805	05/01/50	90,586	122,212,913
Sr. Unsec’d. Notes	5.930	05/01/60	46,770	64,957,197
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	43,550	43,249,211

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	7.125%	06/15/26	43,895	$45,367,396
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	70,996	73,626,923
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	56,819	57,993,487
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	177,178	182,446,803

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	27,900	29,188,769
SSL Robotics LLC, Sr. Sec’d. Notes, 144A(a)	9.750	12/31/23	27,335	29,448,052
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	4,875	5,127,791
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	21,600	20,728,334
Gtd. Notes	5.500	11/15/27	35,018	35,265,735
Gtd. Notes	6.375	06/15/26	9,977	10,266,747
Sr. Sec’d. Notes, 144A	6.250	03/15/26	26,400	27,382,573
				816,650,139
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	68,084	64,739,947
Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	14,753	17,888,292
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	11,568	11,857,200
Sr. Sec’d. Notes, 144A	5.750	04/20/29	52,900	55,272,184

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	29,037	29,709,440
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	48,979	49,182,509
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,910	18,862,976
				182,772,601
Apparel 0.2%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	5,275	5,261,610

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)
William Carter Co. (The),
Gtd. Notes, 144A	5.500%	05/15/25	23,166	$24,061,541
Gtd. Notes, 144A	5.625	03/15/27	6,352	6,558,178

Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	7,900	7,661,700
				43,543,029
Auto Manufacturers 2.0%
Allison Transmission, Inc.,
Gtd. Notes, 144A(a)	3.750	01/30/31	22,112	21,157,396
Sr. Unsec’d. Notes, 144A	4.750	10/01/27	2,263	2,339,540
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	10,500	11,227,717

Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	1,900	2,628,278
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	3.250	02/12/32	23,350	23,378,236
Sr. Unsec’d. Notes(a)	4.750	01/15/43	149,090	159,541,892
Sr. Unsec’d. Notes(a)	5.291	12/08/46	96,573	109,216,364
Sr. Unsec’d. Notes	7.400	11/01/46	24,455	33,055,583
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.350	11/01/22	3,860	3,905,035
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	18,828,121
Sr. Unsec’d. Notes	5.584	03/18/24	10,375	11,097,577

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	29,200	31,554,211
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	44,426	45,514,935
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	15,000	14,633,574
				488,078,459
Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	74,274	74,359,349
Adient US LLC, Sr. Sec’d. Notes, 144A(a)	9.000	04/15/25	10,609	11,265,395
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	73,879	70,088,003
Gtd. Notes(a)	6.250	03/15/26	39,009	39,933,038
Gtd. Notes(a)	6.500	04/01/27	38,943	40,434,927

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., (cont’d.)
Gtd. Notes(a)	6.875%	07/01/28	12,238	$13,062,856

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	26,081	21,273,034
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	8,739	8,957,103
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	24,360	24,255,741
Sr. Unsec’d. Notes	4.500	02/15/32	21,025	20,501,688
Sr. Unsec’d. Notes(a)	5.375	11/15/27	14,475	15,121,410
Sr. Unsec’d. Notes(a)	5.625	06/15/28	9,229	9,734,425
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	04/15/29	54,000	52,072,510
Sr. Sec’d. Notes, 144A	7.875	01/15/29	5,950	6,371,049

Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	24,795	25,491,469
				432,921,997
Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	25,922,785
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	26,490	25,637,301
				51,560,086
Building Materials 1.7%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	24,734,832
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,933,603

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	33,885	35,477,175
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	59,676	61,495,015
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	15,940	16,108,203
Gtd. Notes, 144A(a)	4.875	12/15/27	10,914	11,172,170
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	13,755	13,331,505
Gtd. Notes, 144A	5.375	02/01/28	1,906	1,988,369

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750%	05/01/29	19,275	$18,848,957
Gtd. Notes, 144A	7.500	10/15/27	12,225	13,046,850

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	62,337	64,905,120
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/31	28,900	26,634,571
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	45,172	44,454,285
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	21,395	21,563,998
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	23,535	24,149,090
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	23,662	24,654,171
Gtd. Notes, 144A	6.500	03/15/27	4,845	5,047,477
				410,545,391
Chemicals 3.1%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	46,023,797
Axalta Coating Systems LLC, Gtd. Notes, 144A	3.375	02/15/29	3,060	2,908,022
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	24,840	25,898,918
Gtd. Notes, 144A(a)	4.625	11/15/29	27,925	26,970,366
Gtd. Notes, 144A(a)	5.750	11/15/28	37,300	38,242,366

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	41,923	37,103,228
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	7,025	6,869,997
EverArc Escrow Sarl, Sr. Sec’d. Notes, 144A(a)	5.000	10/30/29	16,100	15,704,951
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	45,016	47,689,789
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	8,103	7,763,999
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	3,395	3,515,364
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	7,100	7,450,936
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	22,777	23,882,023
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	19,050	18,454,688
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	10,500	10,096,551

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	50,207	$51,217,927
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	05/01/29	3,850	3,558,410
SPCM SA (France), Sr. Unsec’d. Notes, 144A(a)	3.375	03/15/30	13,100	12,510,666
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $67,161,094; purchased 07/19/19 - 02/09/21)(a)(f)	10.500	08/01/24	71,803	50,216,607
Sr. Sec’d. Notes, 144A (original cost $26,085,610; purchased 02/01/21 - 09/27/21)(f)	10.875	08/01/24	25,785	27,700,352
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	68,455	66,396,318
Sr. Sec’d. Notes, 144A	6.500	05/01/25	37,122	38,854,252
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	13,500	13,275,067
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	8,275	8,082,458
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	17,554	17,431,699
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	22,525	21,627,602
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	63,804	59,334,615
Sr. Sec’d. Notes, 144A	9.500	07/01/25	20,930	22,857,223
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27	17,304	17,357,400
Sr. Unsec’d. Notes, 144A	5.625	08/15/29	20,925	21,034,594
				750,030,185
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	14,421	15,537,930
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	7.875	12/01/28	8,600	8,688,214
				24,226,144
Commercial Services 4.0%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	32,773	31,610,325
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	41,555	42,750,775

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	6.000%	06/01/29		63,898	$60,716,846
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		64,112	67,307,697
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A(a)	4.625	06/01/28		36,208	34,963,126
Sr. Sec’d. Notes, 144A	4.625	06/01/28		31,471	30,425,188

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		16,763	17,028,368
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29		8,097	8,159,866
Gtd. Notes, 144A	4.625	10/01/27		24,300	24,978,391

APi Escrow Corp., Gtd. Notes, 144A(a)	4.750	10/15/29		13,225	13,391,730
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28		28,475	28,938,612
Gtd. Notes, 144A	5.750	07/15/27		370	383,708

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	11,000	12,700,944
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		3,173	3,231,320
Gtd. Notes, 144A	5.500	07/15/25		10,210	10,624,293

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		11,125	11,024,051
CoreLogic, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28		7,140	6,991,585
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		13,275	13,249,043
Gtd. Notes, 144A(a)	3.750	10/01/30		8,975	8,955,697
Gtd. Notes, 144A(a)	4.500	07/01/28		1,355	1,407,901
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26		9,950	9,807,675
Gtd. Notes, 144A	5.000	12/01/29		18,800	18,424,286

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		60,271	58,936,301
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		50,185	48,668,671
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		28,290	28,708,997
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		8,024	8,150,326

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625%	10/01/28	17,155	$17,572,062
Gtd. Notes, 144A	5.875	10/01/30	7,265	7,565,140
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	14,439	13,883,524
Sr. Unsec’d. Notes	4.000	05/15/31	25,455	25,608,969
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	22,668	22,327,377
Gtd. Notes(a)	3.875	02/15/31	15,427	15,487,119
Gtd. Notes(a)	4.000	07/15/30	19,925	20,304,988
Gtd. Notes(a)	4.875	01/15/28	72,360	75,763,365
Gtd. Notes(a)	5.250	01/15/30	47,895	51,689,909
Gtd. Notes	5.500	05/15/27	3,080	3,203,978

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	117,714	123,824,515
				978,766,668
Computers 0.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A(a)	5.375	10/31/26	6,425	6,584,470
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,075	18,262,845
Gtd. Notes, 144A(a)	5.125	04/15/29	27,300	27,623,578
Gtd. Notes, 144A(a)	5.250	10/01/30	12,000	12,181,908
Gtd. Notes, 144A	5.750	09/01/27	11,642	12,080,708

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	25,215	26,209,853
				102,943,362
Distribution/Wholesale 0.3%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,526,770
H&E Equipment Services, Inc., Gtd. Notes, 144A(a)	3.875	12/15/28	72,705	70,708,924
				79,235,694
Diversified Financial Services 2.7%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	27,673	28,083,473

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375%	05/01/26	16,875	$17,273,285
Gtd. Notes, 144A	5.375	12/01/24	4,723	4,856,666

Home Point Capital, Inc., Gtd. Notes, 144A(a)	5.000	02/01/26	29,650	27,462,369
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	52,216	52,339,796
LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	46,088	42,314,706
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	27,050	27,984,118
LPL Holdings, Inc.,
Gtd. Notes, 144A(a)	4.000	03/15/29	45,600	45,784,030
Gtd. Notes, 144A	4.375	05/15/31	2,000	2,015,794
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	62,025	59,942,962
Gtd. Notes, 144A	5.500	08/15/28	4,135	4,114,928
Gtd. Notes, 144A	6.000	01/15/27	43,670	45,110,432

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	29,975	29,539,633
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	13,100	12,610,245
Gtd. Notes(a)	4.000	09/15/30	26,020	25,085,072
Gtd. Notes(a)	5.375	11/15/29	11,468	12,078,687
Gtd. Notes	6.625	01/15/28	52,184	57,903,207
Gtd. Notes	6.875	03/15/25	43,025	47,336,065
Gtd. Notes	7.125	03/15/26	66,510	74,783,656
Gtd. Notes	8.250	10/01/23	1,568	1,727,199
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	20,207,798
Gtd. Notes, 144A	5.375	10/15/25	24,700	25,125,181
				663,679,302
Electric 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	10,330	9,878,126
Sr. Sec’d. Notes, 144A(a)	4.500	02/15/28	16,141	16,056,491
Sr. Sec’d. Notes, 144A	5.250	06/01/26	5,690	5,829,558
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	72,390	69,331,567
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	89,051	85,701,169
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	183,574	182,065,158

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Keystone Power Pass-Through Holders LLC/Co.nemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000% (original cost $20,789,844; purchased 01/17/19 - 07/08/21)(f)	13.000%	06/01/24	23,851	$16,904,156
Mirant Corp., Sr. Unsec’d. Notes, 144A^	0.000(cc)	07/15/49(d)	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	33,283	34,853,582
Gtd. Notes	6.625	01/15/27	18,621	19,251,672
Gtd. Notes, 144A	3.375	02/15/29	18,401	17,771,774
Gtd. Notes, 144A(a)	3.625	02/15/31	29,216	27,767,258
Gtd. Notes, 144A	3.875	02/15/32	22,040	21,162,993
Gtd. Notes, 144A	5.250	06/15/29	25,216	26,176,170
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	31,210	32,141,034
Sr. Sec’d. Notes(a)	5.250	07/01/30	96,565	99,396,105

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50,365	52,727,533
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	84,397	85,460,302
Gtd. Notes, 144A	5.500	09/01/26	35,237	36,166,889
Gtd. Notes, 144A(a)	5.625	02/15/27	89,167	91,587,332
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	42,050	41,264,689
				971,496,233
Electrical Components & Equipment 0.3%
Energizer Holdings, Inc., Gtd. Notes, 144A(a)	4.375	03/31/29	15,122	14,354,051
WESCO Distribution, Inc.,
Gtd. Notes, 144A(a)	7.125	06/15/25	26,080	27,561,820
Gtd. Notes, 144A	7.250	06/15/28	29,017	31,545,501
				73,461,372
Electronics 0.3%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	35,970	38,502,393
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	15,375	15,581,457
Gtd. Notes, 144A	4.875	10/15/23	9,193	9,685,462
Gtd. Notes, 144A	5.000	10/01/25	1,225	1,328,123

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Sensata Technologies BV, (cont’d.)
Gtd. Notes, 144A	5.625%	11/01/24	950	$1,041,109

Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31	9,200	9,039,900
				75,178,444
Engineering & Construction 0.3%
AECOM, Gtd. Notes(a)	5.125	03/15/27	20,442	21,966,984
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	21,800	21,910,803
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	17,200	17,132,412
Gtd. Notes, 144A	4.125	02/15/32	14,650	14,733,533
				75,743,732
Entertainment 3.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	17,673	17,956,317
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	17,950	18,695,311
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	21,750	21,147,298

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	12,920	13,450,714
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes(a)	6.500	10/01/28	11,206	11,867,953
Churchill Downs, Inc., Gtd. Notes, 144A(a)	5.500	04/01/27	14,471	14,898,699
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	4,050	4,051,099
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	49,948	51,952,504
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	7,575	7,739,732
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	38,879	40,431,153
Sr. Sec’d. Notes, 144A	6.250	01/15/27	26,620	29,276,012
Sr. Sec’d. Notes, 144A	6.500	02/15/25	10,681	11,588,885

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24		41,912	$42,901,925
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		22,165	21,959,077
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		54,955	55,603,067
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27		48,000	51,896,038
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		17,295	16,317,850
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		66,134	67,858,152
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		23,775	23,747,535
Gtd. Notes, 144A	5.875	09/01/31		33,375	33,478,685
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	13,147,634
Gtd. Notes, 144A(a)	8.250	03/15/26		94,257	99,293,394
Gtd. Notes, 144A	8.625	07/01/25		37,241	39,731,535
Sr. Sec’d. Notes, 144A	5.000	10/15/25		6,274	6,455,794
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		17,755	17,362,633
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		18,362	19,151,626
					751,960,622
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000	08/01/28		8,700	8,422,353
Gtd. Notes, 144A	4.375	08/15/29		18,700	18,180,284

Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		12,900	12,421,410
					39,024,047
Foods 3.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	3.500	03/15/29		6,429	6,374,190
Gtd. Notes, 144A(a)	4.625	01/15/27		21,810	22,603,783
Gtd. Notes, 144A	5.875	02/15/28		2,500	2,629,495

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)

B&G Foods, Inc., Gtd. Notes(a)	5.250%	09/15/27	70,325	$71,428,434
C&S Group Enterprises LLC, Gtd. Notes, 144A(a)	5.000	12/15/28	32,684	30,524,803
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	13,313	13,762,363
Sr. Sec’d. Notes, 144A	4.625	11/15/28	19,195	19,490,990

JBS USA Food Co., Gtd. Notes, 144A	7.000	01/15/26	1,500	1,564,245
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28	27,850	30,028,009
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	3.750	12/01/31	16,592	16,746,382
Gtd. Notes, 144A(a)	6.500	04/15/29	62,973	69,036,878
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30	27,373	29,421,179
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	60,850	70,480,524
Gtd. Notes	4.625	10/01/39	950	1,108,946
Gtd. Notes	4.875	10/01/49	33,000	41,093,029
Gtd. Notes(a)	5.000	07/15/35	10,005	12,309,030
Gtd. Notes	5.000	06/04/42	14,175	17,369,465
Gtd. Notes	5.200	07/15/45	10,200	12,979,858
Gtd. Notes(a)	5.500	06/01/50	33,044	44,812,090
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125	01/31/30	25,925	25,859,310
Gtd. Notes, 144A(a)	4.375	01/31/32	24,925	24,832,938
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A(a)	3.500	03/01/32	12,900	13,005,501
Gtd. Notes, 144A	4.250	04/15/31	42,937	44,991,535
Gtd. Notes, 144A(a)	5.875	09/30/27	54,965	57,713,250
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30	36,761	36,442,154
Gtd. Notes, 144A	5.500	12/15/29	23,704	24,559,022
Gtd. Notes, 144A(a)	5.625	01/15/28	5,426	5,591,192
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	52,689	50,906,875

U.S. Foods, Inc., Gtd. Notes, 144A(a)	4.750	02/15/29	14,000	14,167,514
				811,832,984

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	57,838	$61,789,936
Sr. Unsec’d. Notes	5.625	05/20/24	20,195	21,528,632
Sr. Unsec’d. Notes	5.750	05/20/27	43,263	46,979,612
Sr. Unsec’d. Notes	5.875	08/20/26	37,677	41,016,198
				171,314,378
Healthcare-Products 0.3%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	40,825	40,317,156
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	41,200	41,175,655
				81,492,811
Healthcare-Services 4.1%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A(a)	3.125	02/15/29	10,725	10,220,320
Gtd. Notes, 144A	3.500	04/01/30	18,775	18,238,483
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31	75,122	69,740,302
Gtd. Notes, 144A(a)	4.625	06/01/30	85,485	84,415,999
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	33,448	34,813,807
Gtd. Notes(a)	5.625	09/01/28	9,026	10,431,682
Gtd. Notes	5.875	02/01/29	8,782	10,359,460
Gtd. Notes	7.050	12/01/27	14,000	17,256,473
Gtd. Notes	7.500	12/15/23	10,480	11,656,916
Gtd. Notes	7.500	11/06/33	16,650	23,649,317
Gtd. Notes, MTN	7.580	09/15/25	7,101	8,366,568
Gtd. Notes, MTN	7.750	07/15/36	25,990	35,489,595

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	15,485	16,083,190
LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29	15,636	15,106,067
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	51,595	53,823,403
Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	3.875	05/15/32	1,300	1,272,284
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	51,239	53,954,677

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	103,749	$108,793,914
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	131,043	133,912,163
Sec’d. Notes, 144A	6.250	02/01/27	45,178	46,804,247
Sr. Sec’d. Notes(a)	4.625	07/15/24	5,227	5,280,359
Sr. Sec’d. Notes, 144A(a)	4.250	06/01/29	69,245	68,552,780
Sr. Sec’d. Notes, 144A	4.375	01/15/30	45,375	45,214,099
Sr. Sec’d. Notes, 144A	4.625	06/15/28	11,343	11,562,942
Sr. Sec’d. Notes, 144A	4.875	01/01/26	12,084	12,356,000
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,500	1,541,980
Sr. Unsec’d. Notes	6.750	06/15/23	8,664	9,220,007
Sr. Unsec’d. Notes	6.875	11/15/31	58,616	67,262,244
				985,379,278
Home Builders 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625	08/01/29	15,834	15,657,676
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	12,944	12,666,406
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,499	13,132,733
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	40,683	42,500,676
Gtd. Notes	6.750	03/15/25	31,376	32,194,695
Gtd. Notes(a)	7.250	10/15/29	91,383	100,227,012
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	37,640	37,577,093
Gtd. Notes, 144A	6.250	09/15/27	37,618	39,092,006
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,920	21,793,475
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	32,688	34,336,523
Gtd. Notes, 144A	3.875	08/15/29	10,250	10,104,007
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	17,765	17,596,677
Gtd. Notes, 144A	5.000	03/01/28	20,336	20,683,903
KB Home,
Gtd. Notes(a)	4.000	06/15/31	37,040	37,407,464
Gtd. Notes(a)	4.800	11/15/29	25,289	26,933,331
Gtd. Notes	6.875	06/15/27	22,975	26,853,864
Gtd. Notes(a)	7.625	05/15/23	8,400	8,880,054

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

M/I Homes, Inc., Gtd. Notes	4.950%	02/01/28	33,264	$34,404,712
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	51,883	51,488,090
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	32,931	34,201,644
Meritage Homes Corp.,
Gtd. Notes(a)	5.125	06/06/27	16,600	18,200,267
Gtd. Notes	6.000	06/01/25	12,025	13,299,537
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	43,800	43,813,429
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	13,855	13,786,231

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	28,920	30,303,559
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	20,419	22,419,293
Gtd. Notes, 144A	5.875	06/15/27	41,859	46,374,535
Gtd. Notes, 144A	6.625	07/15/27	47,023	49,443,468
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	66,968	71,843,498
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	19,327	20,544,268
Gtd. Notes, 144A	5.875	04/15/23	16,125	16,761,784
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	2,150	2,306,806
Gtd. Notes(a)	5.700	06/15/28	31,051	33,553,768
				1,000,382,484
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	23,317	23,166,003
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	37,750	36,966,588
Central Garden & Pet Co., Gtd. Notes, 144A(a)	4.125	04/30/31	8,450	8,471,125
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	29,203	27,829,935
Sr. Sec’d. Notes, 144A(a)	5.000	12/31/26	5,450	5,410,298

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes, 144A(a)	3.875%	03/15/31	4,490	$4,344,697
Gtd. Notes, 144A	5.000	10/01/29	4,975	5,246,998
				88,269,641
Housewares 0.4%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.500	10/15/29	15,154	15,732,663
Gtd. Notes, 144A(a)	4.000	04/01/31	31,809	30,950,610
Gtd. Notes, 144A	4.375	02/01/32	13,600	13,492,261

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	45,050	43,152,652
				103,328,186
Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000	08/01/29	30,575	29,297,598
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	11,350	11,196,063
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	29,000	28,351,596
				68,845,257
Internet 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	09/15/27	33,990	33,009,444
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	24,103	23,562,502

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	17,425	16,608,404
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	34,320	34,665,393
				107,845,743
Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	37,720	40,489,268

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250%	04/15/29	5,300	$5,333,685
United States Steel Corp., Sr. Unsec’d. Notes(a)	6.875	03/01/29	42,650	44,684,316
				90,507,269
Leisure Time 0.3%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	21,033	24,086,479
Sr. Sec’d. Notes, 144A	12.250	05/15/24	1,621	1,914,465

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	11,175	10,396,040
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	6,525	6,324,163
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	22,043	22,007,273
				64,728,420
Lodging 1.7%
Boyd Gaming Corp.,
Gtd. Notes(a)	4.750	12/01/27	15,307	15,482,949
Gtd. Notes, 144A(a)	4.750	06/15/31	14,625	14,560,867
Gtd. Notes, 144A	8.625	06/01/25	12,972	13,877,375
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/32	52,319	50,804,223
Gtd. Notes, 144A	3.750	05/01/29	3,870	3,839,660
Gtd. Notes, 144A(a)	4.000	05/01/31	32,484	32,565,897
Gtd. Notes, 144A	5.375	05/01/25	3,993	4,135,797
Gtd. Notes, 144A	5.750	05/01/28	176	186,238
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	2,420	2,462,877
Gtd. Notes(a)	4.750	10/15/28	61,567	62,770,875
Gtd. Notes(a)	5.500	04/15/27	42,586	44,356,684
Gtd. Notes	6.750	05/01/25	76,654	79,947,979

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.875	05/15/25	6,160	6,150,550
Travel + Leisure Co., Sr. Sec’d. Notes(a)	6.600	10/01/25	955	1,042,550
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	7,625	7,187,010

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/29	15,250	$13,582,304
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	3,400	3,187,305
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	5,750	5,329,588
Sr. Unsec’d. Notes, 144A(a)	5.625	08/26/28	44,560	40,985,657
				402,456,385
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	29,175	29,722,697
Machinery-Diversified 0.4%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	25,432	25,581,585
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(a)	10.125	08/01/24	44,823	45,992,720
TK Elevator Holdco GmbH (Germany), Gtd. Notes, 144A(a)	7.625	07/15/28	7,211	7,535,534
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	13,525	13,748,980
				92,858,819
Media 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	109,251	109,032,722
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	107,178	105,756,572
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34	49,641	47,768,608
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	35,000	34,490,183
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	15,350	15,740,275
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	27,600	28,415,357
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	27,594	28,426,652
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	23,956	25,363,510
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	39,039	40,272,994
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	24,918,457
Gtd. Notes, 144A(a)	4.125	12/01/30	21,175	20,267,008
Gtd. Notes, 144A(a)	4.500	11/15/31	8,756	8,471,178
Gtd. Notes, 144A(a)	5.375	02/01/28	15,356	15,782,595
Gtd. Notes, 144A(a)	5.500	04/15/27	26,535	27,265,403
Gtd. Notes, 144A(a)	6.500	02/01/29	2,700	2,855,813
Sr. Unsec’d. Notes(a)	5.250	06/01/24	8,000	8,314,562

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	4.625%	12/01/30	125,820	$117,002,380
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	30,115	28,224,957
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/30	20,682	20,276,187
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	18,737	19,933,587
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	258,736	54,466,026
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	92,131	40,757,208
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	15,655	15,901,823
Gtd. Notes(a)	5.125	06/01/29	45,955	40,395,059
Gtd. Notes	5.875	07/15/22	8,128	8,240,356
Gtd. Notes	5.875	11/15/24	4,975	5,042,659
Gtd. Notes(a)	7.375	07/01/28	12,040	11,784,155
Gtd. Notes(a)	7.750	07/01/26	180,096	185,077,659
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.875	07/15/26	47,204	48,615,965
Gtd. Notes, 144A(a)	7.000	05/15/27	2,784	2,956,040

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	14,955	15,525,150
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,675	7,903,927
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	18,225	17,942,602
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	22,925	22,905,491
Gtd. Notes, 144A(a)	5.625	07/15/27	10,975	11,389,991
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	09/15/26	33,977	33,780,439
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	39,465	38,278,823
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/29	11,000	10,936,328
Sr. Unsec’d. Notes, 144A(a)	5.375	01/15/31	24,261	24,382,827

Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	11,416	11,644,929
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	28,766	26,667,398
Gtd. Notes, 144A	5.875	03/15/26	28,864	28,985,539
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	26,882	26,904,086

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	5.125%	02/15/25	32,730	$33,224,016
Sr. Sec’d. Notes, 144A	6.625	06/01/27	92,131	98,396,317
				1,550,683,813
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	18,025	17,996,149
Mining 2.5%
Constellium SE,
Gtd. Notes, 144A(a)	3.750	04/15/29	1,000	947,552
Gtd. Notes, 144A(a)	5.875	02/15/26	22,190	22,521,381

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	51,625	51,935,392
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	81,201	82,314,678
Gtd. Notes, 144A(a)	6.875	03/01/26	21,965	22,811,225
Gtd. Notes, 144A(a)	6.875	10/15/27	34,095	36,040,805
Gtd. Notes, 144A(a)	7.250	04/01/23	72,666	73,746,430
Gtd. Notes, 144A	7.500	04/01/25	31,636	32,491,974
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	29,850	30,850,380
Gtd. Notes	4.550	11/14/24	31,518	33,732,073
Gtd. Notes(a)	4.625	08/01/30	11,013	11,632,133

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	22,390	24,040,163
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	13,025	12,802,523
Gtd. Notes, 144A(a)	6.125	04/01/29	37,970	39,539,151

IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A(a)	5.750	10/15/28	23,150	22,321,709
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25	25,734	26,300,512
Gtd. Notes, 144A(a)	7.500	07/15/27	49,419	51,701,752
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	2,437	2,434,152
Gtd. Notes, 144A	3.875	08/15/31	5,098	4,934,981
Gtd. Notes, 144A(a)	4.750	01/30/30	25,154	25,397,647
				608,496,613

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625%	07/01/27	9,075	$9,388,445
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	25,167	25,537,090
				34,925,535
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	13,310	13,293,633
Gtd. Notes	4.125	05/01/25	17,650	18,127,594
				31,421,227
Oil & Gas 6.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	31,275	33,007,831
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)	104,709	712,021
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	55,144	55,572,606
Gtd. Notes, 144A(a)	5.375	03/01/30	37,225	38,528,222
Gtd. Notes, 144A	7.625	02/01/29	33,477	36,723,939
Gtd. Notes, 144A	8.375	07/15/26	6,846	7,589,110
Apache Corp.,
Sr. Unsec’d. Notes	5.100	09/01/40	29,850	32,427,278
Sr. Unsec’d. Notes	5.250	02/01/42	2,225	2,493,618
Sr. Unsec’d. Notes	5.350	07/01/49	2,750	3,128,601
Sr. Unsec’d. Notes(a)	7.750	12/15/29	16,218	20,432,576
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	23,103	23,404,826
Gtd. Notes, 144A	9.000	11/01/27	30,497	41,205,837
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	12,735	13,499,142

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	70,725	70,168,891
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	12,425	12,896,191
Gtd. Notes, 144A(a)	5.875	02/01/29	12,775	13,544,759

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	53,315	51,985,111
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	58,830	59,412,310

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	57,813	$61,087,689
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875	01/15/30	18,625	18,684,519
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	33,324,067

Continental Resources, Inc., Gtd. Notes(a)	4.900	06/01/44	5,615	6,232,323
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	7,850	7,896,411
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,534,463
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A	5.250	10/15/27	11,318	11,967,648
Sr. Unsec’d. Notes, 144A	5.875	06/15/28	115	125,261
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	43,109	44,856,668
Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/25	26,034	27,360,956
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.900	10/01/27	52,718	55,014,349
Sr. Unsec’d. Notes(a)	5.000	01/15/29	14,250	15,646,684
Sr. Unsec’d. Notes(a)	7.500	02/01/30	33,949	42,879,261
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	26,840	26,408,757
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	8,200	8,173,208
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	45,673	46,551,825
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	32,425	32,260,683
Gtd. Notes, 144A(a)	7.125	02/01/27	49,684	51,208,613
Sec’d. Notes, 144A	6.500	01/15/25	3,945	4,012,294
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	26,955	23,190,107
Gtd. Notes, 144A(a)	7.500	01/15/28	66,885	56,850,215
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	50,195	42,005,630
Gtd. Notes, 144A(a)	7.375	05/15/27	1,775	1,735,163
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.000	02/15/27	17,625	17,054,808
Sr. Unsec’d. Notes	4.100	02/15/47	4,413	4,214,311
Sr. Unsec’d. Notes	4.400	04/15/46	7,985	7,869,786
Sr. Unsec’d. Notes	4.500	07/15/44	1,975	1,974,886
Sr. Unsec’d. Notes	4.625	06/15/45	3,025	3,065,992
Sr. Unsec’d. Notes	5.500	12/01/25	1,525	1,633,952
Sr. Unsec’d. Notes	5.550	03/15/26	13,330	14,265,996

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	5.875%	09/01/25	800	$860,152
Sr. Unsec’d. Notes(a)	6.125	01/01/31	16,250	18,963,622
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	2,099,972
Sr. Unsec’d. Notes	6.450	09/15/36	2,000	2,482,930
Sr. Unsec’d. Notes(a)	6.625	09/01/30	17,608	21,120,156
Sr. Unsec’d. Notes	6.950	07/01/24	875	960,282
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,387,668
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	25,926,641
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,730,901
Sr. Unsec’d. Notes	7.200	03/15/29	2,882	3,316,270
Sr. Unsec’d. Notes	7.875	09/15/31	1,200	1,560,004
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	10,694,805
Sr. Unsec’d. Notes	7.950	06/15/39	8,600	11,201,429
Sr. Unsec’d. Notes(a)	8.500	07/15/27	1,000	1,212,990
Sr. Unsec’d. Notes	8.875	07/15/30	4,650	6,106,519
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34	17,441	22,254,283
Gtd. Notes	6.500	02/01/38	9,573	12,165,297
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	21,100	20,726,358
Gtd. Notes, 144A	4.625	05/01/30	21,475	21,179,186
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875	01/15/29	8,275	8,051,461
Gtd. Notes, 144A(a)	7.125	01/15/26	29,218	29,365,591
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	48,980	50,041,135
Gtd. Notes	5.000	03/15/23	1,917	1,944,894
Gtd. Notes	9.250	02/01/26	4,526	4,867,489
Southwestern Energy Co.,
Gtd. Notes(a)	5.375	02/01/29	5,625	5,860,565
Gtd. Notes(a)	5.375	03/15/30	64,275	66,926,166
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	22,249	21,964,486
Gtd. Notes(a)	5.875	03/15/28	3,936	4,107,879
Gtd. Notes(a)	6.000	04/15/27	3,496	3,623,766
Gtd. Notes, 144A(a)	4.500	04/30/30	29,625	29,314,471
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.250	11/01/25	35,103	25,692,839
Gtd. Notes, 144A	7.500	01/15/26	15,083	10,612,343
Gtd. Notes, 144A(a)	8.000	02/01/27	13,220	9,055,035
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,342,386

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Vine Energy Holdings LLC, Gtd. Notes, 144A	6.750%	04/15/29	30,884	$32,895,215
				1,686,434,580
Packaging & Containers 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	55,945	57,344,316
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	12,475	12,607,271
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	27,745	27,270,566

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	28,145	28,700,770
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	18,475	19,206,035
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	20,991	21,274,938
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	14,900	14,735,901
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	16,625	15,875,557

OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	13,725	13,713,308
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,564,165
Gtd. Notes, 144A(a)	6.625	05/13/27	37,157	38,935,099

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28	21,350	20,748,369
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	2,650	2,545,484
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	14,100	14,212,845
				291,734,624

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 2.7%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625%	08/01/29	43,493	$42,648,535
Gtd. Notes, 144A	5.125	03/01/30	16,900	16,753,887
Gtd. Notes, 144A(a)	6.125	08/01/28	21,478	22,691,489

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	12,823	13,225,691
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	39,122	34,737,500
Gtd. Notes, 144A	5.000	02/15/29	57,861	49,619,887
Gtd. Notes, 144A(a)	5.250	01/30/30	96,833	83,276,380
Gtd. Notes, 144A(a)	5.250	02/15/31	41,558	35,715,223
Gtd. Notes, 144A	6.125	04/15/25	23,465	23,768,236
Gtd. Notes, 144A	6.250	02/15/29	175,024	158,839,665
Gtd. Notes, 144A(a)	7.000	01/15/28	31,008	29,946,235
Gtd. Notes, 144A(a)	7.250	05/30/29	8,896	8,358,676
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	4,410,290

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000	06/30/28	16,648	12,514,747
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29	15,100	14,781,770
Jazz Securities DAC, Sr. Sec’d. Notes, 144A(a)	4.375	01/15/29	22,175	22,613,903
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,156	1,154,355
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	26,623	27,173,392

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	40,567	41,130,196
Prestige Brands, Inc., Gtd. Notes, 144A(a)	3.750	04/01/31	21,698	20,786,988
				664,147,045
Pipelines 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,975	31,446,802
Gtd. Notes, 144A	5.750	03/01/27	36,390	36,634,157
Gtd. Notes, 144A(a)	5.750	01/15/28	41,253	42,370,082
Gtd. Notes, 144A	7.875	05/15/26	8,470	9,113,119

Cheniere Energy Partners LP, Gtd. Notes, 144A(a)	4.000	03/01/31	39,175	40,278,211

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625%	10/15/28	95,572	$98,460,999
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	6,950	6,881,665
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	10,361	11,503,071
Gtd. Notes	5.625	07/15/27	15,410	17,244,114
Gtd. Notes, 144A	6.450	11/03/36	3,455	4,406,689

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,825	18,243,030
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	49,959
Sr. Unsec’d. Notes	4.750	07/15/23	3,494	3,624,127
Sr. Unsec’d. Notes	5.500	07/15/28	2,300	2,445,017
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	10,370	11,023,784
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	26,949	29,113,181
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	16,086	16,487,078
Gtd. Notes(a)	7.000	08/01/27	14,055	14,473,981
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,500	5,634,070
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50,698	57,062,436
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	7,842	8,821,762
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	58,292	57,269,186
Gtd. Notes, 144A	6.000	03/01/27	14,884	15,306,439
Gtd. Notes, 144A	6.000	12/31/30	26,692	26,397,739
Gtd. Notes, 144A	7.500	10/01/25	7,347	7,870,230
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)	4.875	02/01/31	16,739	17,980,192
Gtd. Notes(a)	5.000	01/15/28	9,690	10,025,843
Gtd. Notes(a)	5.375	02/01/27	14,012	14,372,219
Gtd. Notes	5.500	03/01/30	12,740	13,830,551
Gtd. Notes(a)	5.875	04/15/26	9,600	9,950,301
Gtd. Notes	6.500	07/15/27	12,740	13,562,937
Gtd. Notes	6.875	01/15/29	1,250	1,378,838
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	20,685	20,805,454
Sr. Sec’d. Notes, 144A	4.125	08/15/31	12,010	12,293,641

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950%	06/01/25	29,329	$30,359,938
Sr. Unsec’d. Notes	4.000	07/01/22	2,366	2,379,557
Sr. Unsec’d. Notes	4.350	02/01/25	13,120	13,572,706
Sr. Unsec’d. Notes	4.500	03/01/28	325	349,365
Sr. Unsec’d. Notes(a)	5.300	02/01/30	42,494	45,765,665
Sr. Unsec’d. Notes	5.450	04/01/44	3,070	3,549,155
Sr. Unsec’d. Notes	5.500	08/15/48	7,755	9,047,141
Sr. Unsec’d. Notes	6.500	02/01/50	10,200	11,670,882
				803,055,313
Real Estate 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	68,594	71,181,804
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,691	40,338,161
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	29,925	29,570,138
Gtd. Notes, 144A	4.375	02/01/31	23,575	23,300,999
Gtd. Notes, 144A(a)	5.375	08/01/28	23,460	24,503,612

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	59,975	58,356,335
				247,251,049
Real Estate Investment Trusts (REITs) 2.9%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	43,998	41,129,204
Gtd. Notes	9.750	06/15/25	74,924	80,902,697
Sr. Unsec’d. Notes(a)	4.750	05/01/24	6,959	7,143,010
Sr. Unsec’d. Notes(a)	4.750	02/15/28	49,604	46,946,040
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,765,175
Gtd. Notes	4.500	01/15/28	20,579	22,195,827
Gtd. Notes	5.625	05/01/24	601	644,040
Gtd. Notes, 144A	4.625	06/15/25	6,195	6,588,292
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.500	03/15/31	42,225	41,892,864
Gtd. Notes(a)	5.000	10/15/27	22,638	23,673,733

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875%	10/01/28	20,994	$21,705,453
Sr. Sec’d. Notes, 144A	7.500	06/01/25	67,840	71,620,142

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A(a)	4.500	02/15/29	10,650	10,371,998
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	6,308	6,996,633
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.875	02/15/27	20,480	20,983,447
Sr. Unsec’d. Notes, 144A	3.125	02/01/29	13,690	13,001,895
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	7.125	12/15/24	19,165	19,537,621
Sr. Sec’d. Notes, 144A	7.875	02/15/25	136,793	143,132,962

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28	35,430	34,538,705
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	1,240	1,256,110
Gtd. Notes, 144A(a)	3.750	02/15/27	5,044	5,168,643
Gtd. Notes, 144A(a)	4.125	08/15/30	1,150	1,201,755
Gtd. Notes, 144A(a)	4.250	12/01/26	27,572	28,468,527
Gtd. Notes, 144A	4.625	12/01/29	42,640	45,379,649
				702,244,422
Retail 3.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	106,543	101,890,185
Sr. Sec’d. Notes, 144A	3.500	02/15/29	1,375	1,321,499
Sr. Sec’d. Notes, 144A	3.875	01/15/28	15,700	15,488,250
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	42,932	41,669,179
Sr. Sec’d. Notes, 144A	4.875	07/15/28	5,150	5,086,821
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	25,021	26,450,542
Sr. Unsec’d. Notes(a)	3.875	05/15/23	18,240	18,738,931

Carrols Restaurant Group, Inc., Gtd. Notes, 144A(a)	5.875	07/01/29	36,550	31,444,382
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25	25,675	26,587,660

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Foundation Building Materials, Inc., Gtd. Notes, 144A(a)	6.000%	03/01/29	32,760	$31,352,521
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29	6,600	6,323,433
Gtd. Notes, 144A(a)	3.875	10/01/31	30,495	29,226,767

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	58,110	58,128,862
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	30,665	29,369,220
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	21,575	21,570,742
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	72,335	68,545,605
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	60,970	62,163,457
Sec’d. Notes, 144A	8.750	04/30/25	21,264	22,747,298

SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	23,250	23,007,115
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.875	03/01/27	44,787	46,242,602
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	18,933	18,699,565

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	22,965	23,394,567
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	26,975	27,627,496
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	4,125	4,191,620
				741,268,319
Semiconductors 0.2%
Microchip Technology, Inc., Gtd. Notes(a)	4.250	09/01/25	51,214	53,046,006
Software 0.8%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	56,326	55,170,098
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	33,648	35,343,859

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750%	03/01/25	17,951	$18,032,579
Clarivate Science Holdings Corp., Sr. Unsec’d. Notes, 144A	4.875	07/01/29	3,905	3,826,274
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	33,451	35,621,034
Sr. Sec’d. Notes, 144A	6.875	08/15/26	14,360	14,903,053

Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	4,750	4,893,254
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A(a)	3.500	02/15/28	18,200	17,026,556
				184,816,707
Telecommunications 5.5%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A	6.000	02/15/28	1,090	1,026,410
Altice France SA (France),
Sr. Sec’d. Notes, 144A	5.125	07/15/29	14,825	14,121,815
Sr. Sec’d. Notes, 144A	8.125	02/01/27	63,220	67,460,875

C&W Senior Financing DAC (Panama), Sr. Unsec’d. Notes, 144A	6.875	09/15/27	8,900	9,313,330
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	65,885	64,132,450
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	35,067	35,906,225
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%(a)	10.000	04/01/24	24,940	24,942,890
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%(a)	8.000	04/01/25	14,847	14,094,796
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	58,118	56,951,603
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	73,358	75,313,544
Sr. Sec’d. Notes, 144A	8.750	05/25/24	84,818	87,356,060

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	178,995	171,531,734
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A(a)	6.500	10/15/26	28,350	29,056,043

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France), (cont’d.)
Sr. Sec’d. Notes, 144A(a)	7.000%	10/15/28	32,525	$33,302,782
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes (original cost $68,242,121; purchased 11/14/19 - 10/04/21)(f)	5.500	08/01/23(d)	110,159	53,912,491
Gtd. Notes, 144A (original cost $31,765,204; purchased 10/21/20 - 10/14/21)(a)(f)	8.500	10/15/24(d)	55,297	27,907,284
Gtd. Notes, 144A (original cost $90,685,909; purchased 11/15/17 - 10/23/20)(f)	9.750	07/15/25(d)	89,167	44,605,356

Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	28,231	26,551,547
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.250	03/15/26	8,633	8,859,299
Gtd. Notes, 144A(a)	3.750	07/15/29	7,889	7,362,121
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	26,705	28,574,350
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	30,780	33,174,110
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	11,701	12,633,006
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	12,811	15,829,822
Gtd. Notes	8.750	03/15/32	34,452	50,956,228
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	37,247	41,666,797
Gtd. Notes	7.625	02/15/25	45,648	52,266,960
Gtd. Notes	7.625	03/01/26	17,625	20,818,447
Gtd. Notes	7.875	09/15/23	76,404	84,071,036

Switch Ltd., Gtd. Notes, 144A(a)	4.125	06/15/29	11,800	11,856,341
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	6,300	6,437,610
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	44,509	44,968,530
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	11,680	11,945,429

Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	6,925	6,768,943
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	20,993	20,006,797
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	44,739	42,004,674
				1,337,687,735

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375%	04/01/26	1,875	$1,905,557
Transportation 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	21,063	21,924,432
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	31,520	30,903,902

Total Corporate Bonds (cost $20,202,802,570)				20,325,384,189

	Shares
Common Stocks 2.3%
Chemicals 0.1%
Ashland Global Holdings, Inc.	230	—
Hexion Holdings Corp. (Class B Stock)*	343,580	9,190,765
		9,190,765
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $21,213,596; purchased 02/28/19 - 10/23/20)*^(f)	195,390	27,354,600
Keycon Power Holdings LLC*^	82,238	11,595,558
		38,950,158
Gas Utilities 0.5%
Ferrellgas Partners LP (Class B Stock)	508,445	124,823,247
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	4,208,488
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	342,429	6,807,489
Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp.(a)	4,876,978	290,375,270

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp. Backstop Commitment	28,045	$1,669,799
Civitas Resources, Inc.	1,475,089	75,391,799
		367,436,868

Total Common Stocks (cost $267,260,709)		551,417,015
Preferred Stocks 0.6%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	87,000	2,409,900
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	14,000
Gas Utilities 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	135,375,000	135,375,000
Media 0.0%
Adelphia Communications Corp.*^	20,000	20

Total Preferred Stocks (cost $133,507,166)		137,798,920

	Units
Warrants* 0.0%
Chemicals 0.0%
TPC Group, Inc., expiring 08/01/24 (original cost $5; purchased 02/02/21)^(f)	48,201,233	226,546
Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26	70,725	3,090,391

Total Warrants (cost $5)		3,316,937

Total Long-Term Investments (cost $21,802,909,691)		22,231,868,114

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 18.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,767,416,063	$1,767,416,063
PGIM Institutional Money Market Fund (cost $2,624,539,464; includes $2,624,389,280 of cash collateral for securities on loan)(b)(wa)	2,626,429,288	2,624,590,788

Total Short-Term Investments (cost $4,391,955,527)		4,392,006,851

TOTAL INVESTMENTS 109.6% (cost $26,194,865,218)		26,623,874,965
Liabilities in excess of other assets(z) (9.6)%		(2,340,630,494)

Net Assets 100.0%		$24,283,244,471

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP—Debtor-In-Possession
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $186,542,195 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,566,581,073; cash collateral of $2,624,389,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $325,943,383. The aggregate value of $248,827,392 is 1.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $4,464,612)	4,508	$4,516,758	$52,146	$—
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,059	2 Year U.S. Treasury Notes	Mar. 2022	$669,108,456	$1,122,800
338	5 Year Euro-Bobl	Mar. 2022	51,480,655	38,049
11,864	5 Year U.S. Treasury Notes	Mar. 2022	1,440,271,092	9,192,365
5,305	10 Year U.S. Treasury Notes	Mar. 2022	693,960,313	7,094,408
735	20 Year U.S. Treasury Bonds	Mar. 2022	119,161,875	2,583,523
10	Euro Schatz Index	Mar. 2022	1,273,027	218
				20,031,363
Short Positions:
164	10 Year Euro-Bund	Dec. 2021	32,059,510	65,848
821	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	164,661,813	(5,128,923)
				(5,063,075)
				$14,968,288

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at November 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/21	BNP Paribas S.A.	EUR	18,583	$20,910,419	$21,075,186	$164,767	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/21	Barclays Bank PLC	EUR	18,583	$21,577,302	$21,075,187	$502,115	$—
Expiring 01/12/22	BNP Paribas S.A.	EUR	18,583	20,945,447	21,110,361	—	(164,914)
				$42,522,749	$42,185,548	502,115	(164,914)
						$666,882	$(164,914)
Credit default swap agreements outstanding at November 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	19,150	1.115%	$606,625	$382,870	$223,755	Credit Suisse International
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM High Yield Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/20/21	73,420	$(1,118,100)	$—	$(1,118,100)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	111,100	(418,076)	—	(418,076)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/20/21	137,330	(1,988,956)	—	(1,988,956)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	188,900	(2,428,327)	—	(2,428,327)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	388,900	(1,466,082)	—	(1,466,082)
					$(7,419,541)	$—	$(7,419,541)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).